UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-04665
Commonwealth International Series Trust

(Exact name of registrant as specified in charter)
5847 San Felipe, Suite 850, Houston, Texas 77057

(Address of principal executive office) (Zip code)
Citi Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 888-345-1898
Date of fiscal year end: October 31, 2008
Date of reporting period: April 30, 2008

Item 1. Reports to Stockholders.

Commonwealth International
Series Trust
5847 San Felipe, Suite 850
Houston, Texas 77057
888-345-1898
INVESTMENT ADVISOR
FCA Corp
5847 San Felipe, Suite 850
Houston, TX 77057
713-781-2856
www.fcacorp.com
DISTRIBUTOR
Foreside Distribution Services, L.P.
100 Summer Street
Boston, MA 02110
TRANSFER AGENT & ADMINISTRATOR
Citi Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219
CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263
INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Briggs, Bunting & Dougherty, LLP
Two Penn Center Plaza, Suite 820
Philadelphia, PA 19102-1732
LEGAL COUNSEL
Husch Blackwell Sanders LLP
4801 Main Street, Suite 1000
Kansas City, MO 61142
The Commonwealth International
Series Trust
Australia/New Zealand Fund
Japan Fund
Global Fund
Real Estate Securities Fund
SEMI-ANNUAL REPORT
April 30, 2008

Table of Contents

Chairman’s Letter	1

Performance Overview	3
Portfolio Composition	4
Schedules of Investments	6
Statements of Assets and Liabilities	23
Statements of Operations	24
Statements of Changes in Net Assets	25
Financial Highlights	27

Notes to Financial Statements	31

Additional Information	37
Approval of the Renewal of the Investment Advisory Agreement	39

3435 Stelzer Road, Columbus, Ohio 43215 • 888.345.1898
Commonwealth Australia/New Zealand Fund (CNZLX)
Commonwealth Japan Fund (CNJFX)
Commonwealth Global Fund (CNGLX)
Commonwealth Real Estate Securities Fund (CNREX)
www.commonwealthfunds.com
Dear Fellow Shareholder:
On behalf of the Board of Trustees, I am pleased to distribute the enclosed Semi-Annual Report for the Commonwealth International Series Trust (the “Trust”). The Trust is a small family of funds with a broad vision. Six years ago, the Trust consisted of two funds focusing on the Japan and New Zealand markets. Today, the Trust has four funds investing in Japan, Australia and New Zealand, the global market, and the real estate sector. During these past six years the assets of the funds comprising the Trust have grown more than ten-fold.
The funds of the Trust provide not only incisive, niche investments in key equity markets, but they also typically contain substantial portions of fixed income investments. As a result, they generally balance income earnings with wealth maintenance. The Trust’s risk-managed funds at times may forego some up-side gains, but they may also help mitigate down-side losses, thus providing more stability to your broader portfolio.
Our Commonwealth Japan Fund positions us well for a recovery of one of the world’s largest national economies. Our Commonwealth Australia/New Zealand Fund provides focused investment opportunities in two resource rich economies in a resource hungry world. Our Commonwealth Global Fund and Commonwealth Real Estate Securities Fund allow targeted selections among the broadest of market opportunities. Our Commonwealth Global Fund received a Lipper Fund Award for being ranked #1 in the Global Small/Mid Cap Core Category for the one year period ended December 31, 2007.1 Collectively, our four funds provide geographic diversity as well as equity—fixed income diversity, thus offering growth and preservation of wealth during markets such as the ones we have faced during the past year.

[1]	Past performance is no guarantee of future results. Lipper Inc., a Reuters Company, is a nationally recognized organization that compares the performance of mutual funds within a universe of funds having similar investment objectives. The Lipper Fund Awards are part of an annual, global program of events to reward funds that have delivered consistently strong risk-adjusted performance relative to their peers. The Lipper awards program may not reflect recent performance of any particular fund. The one-year award for the Commonwealth Global Fund was from a category (Global Small/Mid-Cap Core) having 13 other funds. Rankings are based on total return performance: with capital gains and dividends reinvested, with annual operating expenses deducted, but without including front- or back-end sales charges. The Lipper classification Global Small/Mid-Cap Core included funds that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) below Lipper’s global large-cap floor. In 2008, Lipper discontinued the classification of Global Small/Mid-Cap Core. Lipper now combines Global Small/Mid Cap Fund utilizing growth, value, and core strategies into one category.

COMMONWEALTH INTERNATIONAL SERIES TRUST
The details provided in the enclosed report amplify the values and strengths of each fund as well as the collective value and strength of the fund family. The Board of Trustees is pleased to distribute this report, and we look forward to the Trust helping us achieve our investment objectives.
Sincerely,
Jack Ewing
Independent Chairman of the Board of Trustees,
Commonwealth International Series Trust
This report is intended for the shareholders of the family of funds of the Commonwealth International Series Trust. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Funds’ Prospectus. An additional prospectus may be obtained at www.commonwealthfunds.com or from the principal underwriter of the Funds or your broker.
We advise you to consider each Fund’s objectives, risks, charges and expenses carefully before investing in that Fund. The Prospectus contains information about those and other important matters relating to the Funds. Please read the Prospectus carefully before you invest.

COMMONWEALTH INTERNATIONAL SERIES TRUST
PERFORMANCE OVERVIEW — APRIL 30, 2008

		Average Annual Total Return				Gross
	Inception	as of April 30, 2008				Expense
	Date	1 Year	5 Year	10 Year	Inception	Ratio †

Commonwealth Australia/New Zealand Fund	11/25/91	1.93%	16.92%	11.96%	7.14%	3.00%

Commonwealth Japan Fund	7/18/90	-10.24%	3.80%	-1.88%	-4.71%	3.23%

Commonwealth Global Fund	12/3/02	-2.00%	15.08%	—	13.96%	2.86%

Commonwealth Real Estate Securities Fund	1/5/04	-12.39%	—	—	7.13%	2.97%
The Fund’s total return is presented net of Fund expenses, which means that the Fund’s performance is reduced by applicable Fund fees and expenses whereas the index returns do not include any such fees. Performance data represents past performance, and does not guarantee future results. Investment return and principal value will fluctuate, and your investment may result in a gain or loss when you sell your shares. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. This and other important information about the Fund can be found in the Fund’s Prospectus. To obtain performance information current to the most recent month end, please call 1-888-345-1898.

†	The above expense ratio is from the Funds’ prospectus dated February 27, 2007. Additional information pertaining to the Funds’ expense ratios as of April 30, 2008 can be found in the financial highlights. Excluding the indirect costs of investing in acquired funds, total fund operating expenses would be 2.94%, 3.20%, 2.72% and 2.87% for the Australia/New Zealand Fund, Japan Fund, Global Fund and the Real Estate Securities Fund, respectively.
INVESTMENT RISKS
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.
International investing involves increased risk and volatility.
The Commonwealth Australia/New Zealand Fund and the Commonwealth Japan Fund are non-diversified, which means that investments concentrated within a single market sector or region, may make the Funds more susceptible to economic and market fluctuations within that sector. They may also invest in foreign securities which can pose additional risks, since political and economic events unique to a country or region will affect those markets and their issuers.
The Commonwealth Real Estate Securities Fund is subject to the risks related to direct investment in real estate, such as real estate risk, regulatory risks, concentration risk, and diversification risk. By itself the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investments.

COMMONWEALTH INTERNATIONAL SERIES TRUST
PORTFOLIO COMPOSITION — APRIL 30, 2008* (Unaudited)
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

Industry and/or	Percent of total
Security Type	investments

Bonds — New Zealand	11.2%
Short Term Investments	10.5%
Marine Ports & Services	7.6%
Real Estate	6.1%
Agricultural operations	4.5%
Mining	4.5%
Financial Services	3.8%
Commerical Services	3.8%
Energy	3.6%
Oil & Gas	3.4%
Transportation	3.4%
Bonds — Australia	3.1%
Chemicals	3.0%
Utilities	3.0%
Oil & Gas	2.8%
Metal Fabricate/Hardware	2.3%
Healthcare	2.3%
Appliances	2.3%
Multi-Media	2.2%
Food & Beverage	2.0%
Insurance	1.8%
Preferred Stocks	1.8%
Retail	1.6%
Telecommunications	1.5%
Miscellaneous Manufacturing	1.5%
Leisure & Recreation	1.4%
Computer Services	0.8%
Apparel	0.8%
Retail	0.7%
Medical Supplies	0.5%
Human Resources	0.4%
E-Commerce	0.4%
Building Materials	0.4%
Beverages	0.4%
Pharmaceuticals	0.3%
Banking and Finance	0.2%
Rights & Warrants	0.1%

100.0%
COMMONWEALTH JAPAN FUND

Industry and/or	Percent of total
Security Type	investments

Leisure & Recreation	10.3%
Transportation	8.7%
Electronics	7.9%
Bonds	6.7%
Utilities	6.3%
Automotive Parts & Equipment	6.1%
Insurance	5.8%
Banks	5.0%
Healthcare-Products	4.8%
Machinery	4.7%
Real Estate	4.4%
Retail	3.8%
Distribution & Wholesale	3.3%
Pharmaceuticals	2.7%
Computers	2.7%
Short Term Investments	1.9%
Engineering & Construction	1.7%
Textiles	1.6%
Investment Companies	1.6%
Publishing	1.4%
Building Materials	1.3%
Home Furnishings	1.3%
Food & Beverage	1.2%
Printing	1.0%
Chemicals	0.9%
Internet Services	0.8%
Miscellaneous Manufacturing	0.7%
Oil & Gas	0.6%
Human Resources	0.6%
Commercial Services	0.2%

100.0%

*	Portfolio composition is subject to change.

COMMONWEALTH INTERNATIONAL SERIES TRUST
PORTFOLIO COMPOSITION — APRIL 30, 2008* (Unaudited) (Continued)
COMMONWEALTH GLOBAL FUND

Country and/or	Percent of total
Security Type	investments

United States	38.2%
Great Britain	8.9%
France	6.6%
Germany	6.6%
Short Term Investments	5.8%
Brazil	4.8%
Bonds — Corporate and Foreign	4.1%
Canada	3.9%
Netherlands	3.3%
Israel	3.2%
Spain	3.0%
Investment Companies	3.0%
Mexico	1.5%
Switzerland	1.5%
South Korea	1.4%
Guernsey	1.3%
Preferred Stocks	1.1%
Portugal	1.0%
India	0.8%

100.0%
COMMONWEALTH REAL ESTATE SECURITIES FUND

Industry and/or	Percent of total
Security Type	investments

Short Term Investments	15.1%
Building Materials	10.3%
REIT-Office Property	9.1%
Investment Companies	7.5%
REIT-Apartments	7.3%
Real Estate	6.3%
Bonds	5.4%
REIT-Hotels	5.1%
REIT-Shopping Centers	5.0%
REIT-Diversified	4.3%
REIT-Storage	4.1%
Homebuilders	3.8%
REIT-Warehouse and Industrial	3.5%
Preferred Stocks	2.3%
Retail Building Products	2.2%
Lodging	2.0%
REIT-Regional Malls	1.3%
Insurance	1.3%
REIT-Healthcare	1.2%
Asset Backed Securities	1.1%
REIT-Manufactured Homes	0.8%
Distribution and Wholesale	0.6%
Financial Services	0.4%

100.0%

*	Portfolio composition is subject to change.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
SCHEDULE OF INVESTMENTS — APRIL 30, 2008 (Unaudited)

	Shares	Value
AUSTRALIA (24.01%)

COMMON STOCKS (21.00%)
AGRICULTURAL OPERATIONS (1.67%)
AWB NPV, Ltd. (d)	103,963	$322,372
Grain Corp., Ltd. (d)	30,239	357,243

		679,615

APPAREL (0.75%)
Billabong International, Ltd. (d)	27,000	303,974

BANKING & FINANCE (0.21%)
Suncorp-Metway United (d)	6,683	85,936

BUILDING MATERIALS (0.36%)
James Hardie Industries NV — ADR	5,200	145,704

CHEMICALS — DIVERSIFIED (0.83%)
Nufarm, Ltd. (d)	20,000	336,113

COMMERCIAL SERVICES (0.61%)
Brambles Industries, Ltd. (d)	30,000	250,320

E-COMMERCE (0.41%)
Webjet, Ltd. (d)	110,000	166,653

FOOD & BEVERAGE (1.97%)
Goodman Fielder, Ltd. (d)	150,000	252,379
Woolworths, Ltd. (d)	20,261	546,957

		799,336

HEALTHCARE (0.88%)
Sonic Healthcare, Ltd. (d)	25,000	359,137

INSURANCE (1.77%)
QBE Insurance Group, Ltd. (d)	30,000	718,490

MEDICAL SUPPLIES (0.53%)
Cochlear, Ltd. (d)	4,000	214,066

MEDICAL SYSTEMS (0.15%)
Optiscan Imaging, Ltd. (d)*	263,000	60,713

MINING (4.40%)
Oxiana, Ltd. (d)	249,942	775,762

Pan Australian Resources, Ltd. (d)*	900,000	1,010,079

		1,785,841

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
SCHEDULE OF INVESTMENTS — APRIL 30, 2008 (Unaudited)

	Shares	Value
AUSTRALIA — Continued
COMMON STOCKS — Continued
OIL & GAS (3.32%)
Origin Energy, Ltd. (d)	102,702	$1,348,285

RETAIL (1.53%)
Just Group, Ltd. (d)	165,000	619,948

TRANSPORTATION (0.96%)
Asciano Group (d)	34,284	130,252
Toll Holdings, Ltd. (d)	34,792	259,153

		389,405

UTILITIES (0.65%)
AGL Energy, Ltd. (d)	22,505	264,652

TOTAL COMMON STOCKS (Cost $4,196,301)		8,528,188

	Principal
BONDS (3.01%)
CBA Capital Australia, Ltd., 8.82%, 4/15/15 (c)**	$300,000	227,358
Commonwealth Bank of Australia, 8.50%, 6/1/10 (a)	300,000	327,345
Hanson Australia Funding, Ltd., 5.25%, 3/15/13 (a)	250,000	246,407
Telstra Corp., Ltd., 6.38%, 4/1/12	400,000	421,590

TOTAL BONDS (Cost $1,192,248)		1,222,700

TOTAL AUSTRALIA (Cost $5,388,549)		9,750,888

	Shares
NEW ZEALAND (63.21%)

COMMON STOCKS (50.51%)
AGRICULTURE (2.75%)
Allied Farmers, Ltd. (d)*	300,000	321,432
PGG Wrightson, Ltd. (d)	489,077	796,345

		1,117,777

APPLIANCES (2.21%)
Fisher & Paykel Appliances Holdings, Ltd. (d)	380,000	718,960
Scott Technology, Ltd. (d)	195,245	176,796

		895,756

BEVERAGES (0.36%)
Just Water International, Ltd. (d)	266,053	144,711

CHEMICALS (2.12%)
Nuplex Industries, Ltd. (d)	170,410	861,158

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
SCHEDULE OF INVESTMENTS — APRIL 30, 2008 (Unaudited)

	Shares	Value
NEW ZEALAND — Continued
COMMON STOCKS — Continued
COMMERCIAL SERVICES (3.04%)
Mowbray Collectables, Ltd. (d)	571,593	$625,219
Taylors Group, Ltd. (d)	519,431	611,248

		1,236,467

COMPUTER SERVICE (0.78%)
Renaissance Corp., Ltd. (d)	678,924	317,450

ENERGY (3.52%)
Contact Energy, Ltd. (d)	50,000	378,918
Pike River Coal Co., Ltd. (d)*	918,750	1,049,455

		1,428,373

FINANCIAL SERVICES (3.68%)
Canterbury Building Society (d)	301,398	1,094,991
Tower, Ltd. (d)	246,425	400,225

		1,495,216

HEALTHCARE (1.35%)
Fisher & Paykel Healthcare Corp., Ltd. (d)	263,195	549,095

HUMAN RESOURCES (0.42%)
Allied Work Force Group, Ltd. (d)	277,500	169,112

LEISURE & RECREATION (1.41%)
Tourism Holdings, Ltd. (d)	408,009	573,054

MARINE PORTS & SERVICES (7.39%)
Cavotec MSL Holdings, Ltd. (d)	85,000	298,378
Port of Tauranga, Ltd. (d)	175,000	878,002
South Port of New Zealand, Ltd. (d)	1,027,930	1,826,265

		3,002,645

METAL FABRICATE/HARDWARE (2.29%)
Methven, Ltd. (d)	506,250	593,781
Steel & Tube Holdings, Ltd. (d)	140,000	334,066

		927,847

MISCELLANEOUS MANUFACTURING (1.41%)
Skellerup Holdings, Ltd. (d)	785,089	573,959

MULTI-MEDIA (2.14%)
Sky Network Television, Ltd. (d)	249,745	868,945

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
SCHEDULE OF INVESTMENTS — APRIL 30, 2008 (Unaudited)

	Shares	Value
NEW ZEALAND — Continued
COMMON STOCKS — Continued
OIL & GAS (2.70%)
New Zealand Oil & Gas, Ltd. (d)	918,526	$1,097,174

PHARMACEUTICALS (0.25%)
Life Pharmacy, Ltd. (d)*	268,158	100,566

REAL ESTATE (5.95%)
Goodman Property Trust (d)	407,263	425,896
ING Medical Properties Trust (d)	901,813	817,469
ING Property Trust (d)	802,481	576,281
Kermadec Property Fund (d)	933,370	534,297
Millennium & Copthorne Hotels New Zealand, Ltd. (d)	114,058	64,217

		2,418,160

RETAIL (0.69%)
Briscoe Group, Ltd. (d)	290,000	281,784

TELECOMMUNICATIONS (1.44%)
TeamTalk, Ltd. (d)	350,000	586,507

TRANSPORTATION (2.35%)
Air New Zealand, Ltd. (d)	200,000	195,187
Freightways, Ltd. (d)	75,000	195,447
Mainfreight, Ltd. (d)	105,000	563,392

		954,026

UTILITIES (2.26%)
Infratil, Ltd. (d)	455,458	828,763
Infratil, Ltd. — Partly Paid (b)(d)	91,091	89,007

		917,770

TOTAL COMMON STOCKS (Cost $16,811,085)		20,517,552

	Principal	Value
BONDS (10.92%)
ANZ National Bank, Ltd., 3.75%, 1/5/09	$300,000	300,679
Auckland International Airport, 7.50%, 11/15/08 (c)	350,000	271,054
Fletcher Building Finance, Ltd., 9.00%, 3/15/10 (c)(d)	775,000	593,275
Generator Bonds, Ltd., 8.00%, 8/20/08 (c)	270,000	206,795
Global Corporate Credit, Ltd., 7.20%, 12/30/08 (c)	1,338,000	953,362
Global Corporate Credit, Ltd., 8.25%, 12/30/08 (c)	1,326,000	943,600
See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
SCHEDULE OF INVESTMENTS — APRIL 30, 2008 (Unaudited)

	Principal	Value
NEW ZEALAND — Continued
BONDS — Continued
GPG Finance, Ltd. Plc, 8.70%, 12/15/08 (c)	$1,500,000	$1,166,909

TOTAL BONDS (Cost $4,041,007)		4,435,674

	Shares
PREFERRED STOCKS (1.75%)
ASB Capital, Ltd. (d)	954,218	709,219

TOTAL PREFERRED STOCKS (Cost $686,799)		709,219

RIGHTS & WARRANTS (0.03%)
Infratil, Ltd., Strike Price 4.25, Expiration 6/29/12*	45,546	10,675

TOTAL RIGHTS & WARRANTS (Cost $0)		10,675

TOTAL NEW ZEALAND (Cost $21,538,891)		25,673,120

SHORT TERM INVESTMENTS (10.23%)
Fifth Third Bank Institutional Govt. Money Market Fund, 2.34% (e)	4,154,223	4,154,223

TOTAL SHORT TERM INVESTMENTS (Cost $4,154,223)		4,154,223

TOTAL INVESTMENTS (Cost $31,081,663) – (97.45%)		39,578,231

OTHER ASSETS IN EXCESS OF LIABILITIES – (2.55%)		1,037,516

NET ASSETS – (100.00%)		$40,615,747

*	Non-income producing security.

**	Rate shown represents the rate at April 30, 2008, is subject to change and resets annually.

(a)	Principal amount shown is in Australian Dollars; value shown in U.S. Dollars

(b)	Partially Paid Ordinary Shares that entitle shareholders to 50% of any dividends of an ordinary share and 50% of the voting rights and other entitlements of any ordinary share, per share. In July 2008 the second $1.00 per share installment is to be paid.

(c)	Principal amount shown is in New Zealand Dollars; value shown in U.S. Dollars

(d)	Fair Valued Security. These securities represent 71.04% of net assets as of April 30, 2008.

(e)	Variable Rate Security. This rate reflected on Schedule of Investments is the rate in effect at April 30, 2008.

ADR	American Depositary Receipt
See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH JAPAN FUND
SCHEDULE OF INVESTMENTS — APRIL 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS (88.96%)
AUTOMOTIVE PARTS & EQUIPMENT (6.02%)
AISIN SEIKI Co., Ltd.	2,000	$69,828
Denso Corp.	3,000	104,165
NGK Spark Plug Co., Ltd.	6,000	80,619
Sumitomo Rubber Industries, Ltd.	10,000	87,621
Tokai Rika Co., Ltd.	4,000	97,721

		439,954

BANKS (5.01%)
Fukuoka Financial Group, Inc.	10,000	49,534
Mitsubishi UFJ Financial Group, Inc. — ADR	10,000	109,900
Sumitomo Mitsui Financial Group, Inc.	24	206,598

		366,032

BUILDING MATERIALS (1.25%)
Taiheiyo Cement Corp.	40,000	91,180

CHEMICALS (0.89%)
Sumitomo Chemical Co., Ltd.	10,000	64,923

COMMERCIAL SERVICES (0.20%)
Shinwa Art Auction Co., Ltd.	21	14,805

COMPUTERS (2.65%)
Melco Holdings, Inc.	4,500	90,892
TDK Corp. — ADR	1,500	103,050

		193,942

DISTRIBUTION & WHOLESALE (3.27%)
Marubeni Corp.	30,000	239,204

ELECTRONICS (7.79%)
Fanuc, Ltd.	1,500	157,690
Fujitsu, Ltd.	10,000	63,769
Hoya Corp.	4,000	110,801
Taiyo Yuden Co., Ltd.	10,000	115,514
TOYO Corp.	8,000	122,035

		569,809

ENGINEERING & CONSTRUCTION (1.65%)
Kajima Corp.	36,000	120,496

FOOD & BEVERAGE (1.22%)
Kirin Brewery Co., Ltd.	5,000	88,968

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH JAPAN FUND
SCHEDULE OF INVESTMENTS — APRIL 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS — Continued
HEALTHCARE-PRODUCTS (4.76%)
Nakanishi, Inc.	1,500	$150,909
Terumo Corp.	4,000	196,980

		347,889

HOME FURNISHINGS (1.24%)
Alpine Electronics, Inc.	8,000	90,949

HUMAN RESOURCES (0.58%)
Intelligence, Ltd.	66	42,087

INSURANCE (5.73%)
Aflac, Inc.	2,000	133,340
Millea Holdings, Inc. — ADR	3,750	158,238
T & D Holdings, Inc.	2,000	127,345

		418,923

INTERNET SERVICES (0.80%)
Internet Initiative Japan, Inc. — ADR	7,000	58,870

LEISURE & RECREATION (10.19%)
Nintendo Co., Ltd.	1,000	549,197
Resorttrust, Inc.	3,360	46,019
Sankyo Co., Ltd.	2,500	150,284

		745,500

MACHINERY (4.71%)
Kubota Corp. — ADR	2,000	69,620
Meidensha Corp.	38,000	104,165
Nidec Corp. — ADR	9,000	170,730

		344,515

MISCELLANEOUS MANUFACTURING (0.73%)
Amano Corp.	5,000	53,044

OIL & GAS (0.58%)
AOC Holdings, Inc.	4,000	42,743

PHARMACEUTICALS (2.68%)
Chugai Pharmaceutical Co., Ltd.	6,500	90,401
Takeda Pharmaceutical Co., Ltd.	2,000	105,607

		196,008

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH JAPAN FUND
SCHEDULE OF INVESTMENTS — APRIL 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS — Continued
PRINTING (1.01%)
Tosho Printing Co., Ltd.	30,000	$73,867

PUBLISHING (1.35%)
Kadokawa Group Holdings, Inc.	4,000	98,682

REAL ESTATE (4.43%)
Recrm Research Co., Ltd.	50	43,282
Sumitomo Realty & Development Co., Ltd.	6,000	150,043
Tokyo Tatemono Co., Ltd.	15,000	130,711

		324,036

RETAIL (3.75%)
Sundrug Co., Ltd.	4,000	102,914
Yamada Denki Co., Ltd.	2,000	171,011

		273,925

TEXTILES (1.64%)
Ichikawa Co., Ltd.	35,000	119,842

TRANSPORTATION (8.62%)
East Japan Railway Co.	15	119,602
Hankyu Hanshin Holdings, Inc.	22,000	99,452
Keihin Electric Express Railway Co., Ltd.	13,000	85,149
Keio Corp.	18,000	103,184
Tobu Railway Co., Ltd.	18,000	91,757
Yamato Holdings Co., Ltd.	9,000	131,317

		630,461

UTILITIES (6.21%)
Hokkaido Electric Power Co., Inc.	6,000	125,517
Toho Gas Co., Ltd.	35,000	170,001
Tohoku Electric Power Co., Inc.	7,000	158,892

		454,410

TOTAL COMMON STOCKS (Cost $5,267,324)		6,505,064

INVESTMENT COMPANIES (1.61%)
Morgan Stanley Asia-Pacific Fund, Inc.	6,000	117,780

TOTAL INVESTMENT COMPANIES (Cost $66,360)		117,780

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH JAPAN FUND
SCHEDULE OF INVESTMENTS — APRIL 30, 2008 (Unaudited)

	Principal	Value
BONDS (6.62%)
Aflac, Inc., 6.50%, 4/15/09	$78,000	$80,018
Bank of Tokyo-Mitsubishi UFJ, Ltd., 8.40%, 4/15/10	48,000	51,193
SMBC International Finance NV, 8.50%, 6/15/09	150,000	157,653
Toyota Motor Credit Corp., Step-up Bond, 4.25%, 2/4/25	200,000	195,311

TOTAL BONDS (Cost $484,118)		484,175

	Shares
SHORT TERM INVESTMENTS (1.85%)
Fifth Third Bank Institutional Govt. Money Market Fund, 2.34% (a)	135,084	135,084

TOTAL SHORT TERM INVESTMENTS (Cost $135,084)		135,084

TOTAL INVESTMENTS (Cost $5,952,886) — (99.04%)		7,242,103
OTHER ASSETS IN EXCESS OF LIABILITIES — (0.96%)		70,360

NET ASSETS — (100.00%)		$7,312,463

(a)	Variable Rate Security. This rate reflected on Schedule of Investments is the rate in effect at April 30, 2008.

ADR	American Depositary Receipt
See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH GLOBAL FUND
SCHEDULE OF INVESTMENTS — APRIL 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS (85.64%)
BRAZIL (4.78%)
Cia de Saneamento Basico do Estado de Sao Paulo — ADR	5,000	$253,150
Cia Vale do Rio Doce — ADR	24,000	937,920

		1,191,070

CANADA (3.92%)
Biovail Corp.	16,000	183,040
InterOil Corp.*	30,000	566,700
Vitran Corp., Inc.*	16,000	229,280

		979,020

FRANCE (6.59%)
Arkema — ADR*	6,130	354,267
BNP Paribas — ADR	6,000	323,447
France Telecom SA — ADR	15,000	469,950
Thomson — ADR	9,200	58,236
Total SA — ADR	5,200	436,800

		1,642,700

GERMANY (6.53%)
Deutsche Bank AG	4,000	477,760
E.ON AG — ADR	8,000	543,335
SAP AG — ADR	5,000	251,150
Siemens AG	3,000	355,350

		1,627,595

GREAT BRITAIN (8.82%)
Anglo American Plc — ADR	11,830	387,433
British Airways Plc — ADR*	3,800	170,466
GlaxoSmithKline Plc — ADR	8,000	352,880
Intercontinental Hotels Group Plc — ADR	19,003	304,618
Lloyds TSB Group Plc — ADR	7,000	239,890
National Grid Plc — ADR	3,071	217,273
Signet Group Plc — ADR	8,000	110,800
Tate & Lyle Plc — ADR	4,000	167,792
Vodafone Group Plc — ADR	7,875	249,323

		2,200,475

GUERNSEY (1.26%)
Amdocs, Ltd.*	10,000	313,800

INDIA (0.82%)
Satyam Computer Services, Ltd. — ADR	8,000	205,440

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH GLOBAL FUND
SCHEDULE OF INVESTMENTS — APRIL 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS — Continued
ISRAEL (3.19%)
NICE Systems, Ltd. — ADR*	10,000	$318,400
Teva Pharmaceutical Industries, Ltd. — ADR	10,198	477,062

		795,462

MEXICO (1.48%)
Grupo Televisa SA — ADR	15,000	370,200

NETHERLANDS (3.32%)
ING Groep NV — ADR	13,842	525,858
Unilever NV — NYS	9,000	301,860

		827,718

PORTUGAL (0.97%)
Portugal Telecom SGPS SA — ADR	20,300	241,570

SOUTH KOREA (1.41%)
Korea Electric Power Corp. — ADR	8,000	131,440
KT Corp. — ADR	9,500	219,640

		351,080

SPAIN (3.02%)
Banco Bilbao Vizcaya Argentaria SA — ADR	17,220	394,682
Banco Santander Central Hispano SA — ADR	17,000	358,530

		753,212

SWITZERLAND (1.48%)
Nestle SA — ADR	3,100	369,810

UNITED STATES (38.05%)
AGCO Corp.*	12,000	721,560
American National Insurance Co.	4,498	502,786
BJ’s Wholesale Club, Inc.*	5,075	193,459
Bunge, Ltd.	6,500	741,585
Chemed Corp.	5,200	177,320
Conmed Corp.*	7,720	197,014
Continental Airlines, Inc.*	10,000	179,800
Dentsply International, Inc.	6,700	260,429
DST Systems, Inc.*	7,385	441,918
Electronic Arts, Inc.*	10,000	514,700
Hercules Offshore, Inc.*	5,846	154,101
International Rectifier Corp.*	10,000	227,600
KVH Industries, Inc.*	26,000	261,040
See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH GLOBAL FUND
SCHEDULE OF INVESTMENTS — APRIL 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS — Continued
UNITED STATES — Continued
Lifepoint Hospitals, Inc.*	15,000	$451,800
Lubrizol Corp.	5,055	294,808
Lufkin Industries, Inc.	10,000	754,500
Metrocorp Bancshares, Inc.	10,000	130,100
National-Oilwell Varco, Inc.*	7,266	497,358
Norfolk Southern Corp.	9,000	536,220
Northwest Natural Gas Co.	6,000	269,220
Pentair, Inc.	12,760	469,951
Prudential Financial, Inc.	5,000	378,550
Quanex Corp.*	6,487	110,279
SCANA Corp.	6,075	239,537
Smith International, Inc.	4,490	343,530
Varian Semiconductor Equipment, Inc.*	12,000	439,560

		9,488,725

TOTAL COMMON STOCKS (Cost $15,152,006)		21,357,877

INVESTMENT COMPANIES (2.99%)
iShares MSCI Japan Index Fund, 0.14%	25,000	332,000
iShares S&P/TOPIX 150 Index Fund, 1.19%	3,500	413,210

TOTAL INVESTMENT COMPANIES (Cost $634,290)		745,210

PREFERRED STOCKS (1.07%)
Chesapeake Energy Corp., 1.13%, 12/31/49 **	1,000	128,750
HSBC USA, Inc., Series F,3.50%, Callable 4/7/10 @ $25 (a)	8,000	137,280

TOTAL PREFERRED STOCKS (Cost $294,060)		266,030

	Principal

BONDS (4.08%)
EnCana Corp., 4.60%, 8/15/09	$135,000	135,602
JP Morgan Chase & Co., 0.00%, 2/10/11***	150,000	202,515
Mexico Government International Bond, 4.63%, 10/8/08	200,000	201,700
SMBC International Finance NV, 8.50%, 6/15/09	270,000	283,776
Toyota Motor Credit Corp., Step-up Bond, 4.25%, 2/4/25	200,000	195,310

TOTAL BONDS (Cost $962,845)		1,018,903

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH GLOBAL FUND
SCHEDULE OF INVESTMENTS — APRIL 30, 2008 (Unaudited) (continued)

	Shares	Value
SHORT TERM INVESTMENTS (5.76%)
Fifth Third Bank Institutional Govt. Money Market Fund, 2.34% (a)	1,436,561	$1,436,561

TOTAL SHORT TERM INVESTMENTS (Cost $1,436,561)		1,436,561

TOTAL INVESTMENTS (Cost $18,479,762) — (99.54%)		24,824,581
OTHER ASSETS IN EXCESS OF LIABILITIES — (0.46%)		113,759

NET ASSETS — (100.00%)		$24,938,340

(a)	Variable Rate Security. This rate reflected on Schedule of Investments is the rate in effect at April 30, 2008.

*	Non-income producing security.

**	Convertible

***	Principal protected notes due February 10, 2011 are debt securities of JP Morgan Chase & Co., Inc. The principal amount is $1,000 and has no periodic interest payments. At maturity, the holder is entitled to receive the principal amount of $1,000, plus a Supplemental Redemption Amount of $10 x (Ending Index Value — Starting Index Value)/Starting Index Value.

ADR	American Depositary Receipt

NYS	New York Share
See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS — APRIL 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS (68.52%)
BUILDING MATERIALS (10.28%)
Cemex SA de CV—ADR	11,821	$326,851
CRH Plc — ADR	9,200	355,304
James Hardie Industries NV — ADR	6,900	193,338
Lafarge SA — ADR	5,000	225,537
Universal Forest Products, Inc.	3,000	104,130
USG Corp.*	7,000	247,170

		1,452,330

DISTRIBUTION & WHOLESALE (0.57%)
Wolseley Plc—ADR	8,000	80,410

FINANCIAL SERVICES (0.36%)
Fannie Mae	1,800	50,940

HOMEBUILDERS (3.80%)
Desarrolladora Homex SA de CV — ADR*	9,000	536,220

INSURANCE (1.28%)
First American Corp.	3,500	114,800
Stewart Information Services Corp.	2,700	66,123

		180,923

LODGING (2.03%)
Starwood Hotels & Resorts Worldwide, Inc.	5,500	287,155

REAL ESTATE (6.32%)
Alto Palermo SA — ADR	17,000	238,000
Hang Lung Properties, Ltd. — ADR	18,000	366,023
IRSA Inversiones y Representaciones SA — GDR*	10,000	139,200
W.P. Carey & Co., LLC.	5,000	149,400

		892,623

REAL ESTATE INVESTMENT TRUSTS — APARTMENTS (7.32%)
AvalonBay Communities, Inc.	1,500	153,000
Camden Property Trust	5,000	264,550
Education Realty Trust, Inc.	9,000	120,060
Equity Residential	6,000	249,120
GMH Communities Trust	15,500	146,320
UDR, Inc.	4,000	101,120

		1,034,170

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS — APRIL 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS — Continued
REAL ESTATE INVESTMENT TRUSTS — DIVERSIFIED (4.30%)
First Potomac Realty Trust	8,000	$135,920
iStar Financial, Inc.	3,000	57,750
PS Business Parks, Inc.	3,500	200,340
Washington Real Estate Investment Trust	6,000	213,180

		607,190

REAL ESTATE INVESTMENT TRUSTS — HEALTH CARE (1.15%)
Senior Housing Properties Trust	6,800	162,860

REAL ESTATE INVESTMENT TRUSTS — HOTELS (5.12%)
Diamondrock Hospitality Co.	12,000	153,000
Hersha Hospitality Trust	12,000	114,240
Host Hotels & Resorts, Inc.	11,636	200,139
LaSalle Hotel Properties	3,500	112,245
Strategic Hotels & Resorts, Inc.	10,000	144,100

		723,724

REAL ESTATE INVESTMENT TRUSTS — MANUFACTURED HOMES (0.80%)
American Land Lease, Inc.	5,600	112,560

REAL ESTATE INVESTMENT TRUSTS — OFFICE PROPERTY (9.09%)
Alexandria Real Estate Equities, Inc.	2,500	262,575
BioMed Realty Trust, Inc.	9,000	234,000
Boston Properties, Inc.	2,500	251,225
HRPT Properties Trust	10,100	69,993
Maguire Properties, Inc.	3,000	48,300
SL Green Realty Corp.	1,500	139,200
Vornado Realty Trust	3,000	279,270

		1,284,563

REAL ESTATE INVESTMENT TRUSTS — REGIONAL MALLS (1.31%)
General Growth Properties, Inc.	4,500	184,320

REAL ESTATE INVESTMENT TRUSTS — SHOPPING CENTERS (5.01%)
Acadia Realty Trust	4,800	123,072
Agree Realty Corp.	4,400	117,216
Kite Realty Group Trust	10,000	135,800
Saul Centers, Inc.	4,100	204,590
Weingarten Realty Investors	3,450	127,270

		707,948

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS — APRIL 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS — Continued
REAL ESTATE INVESTMENT TRUSTS — WAREHOUSE AND INDUSTRIAL (3.45%)
EastGroup Properties, Inc.	3,000	$143,130
ProLogis	5,500	344,355

		487,485

REAL ESTATE INVESTMENT TRUSTS — STORAGE (4.14%)
Extra Space Storage, Inc.	13,200	222,156
Public Storage, Inc.	4,000	362,800

		584,956

RETAIL BUILDING PRODUCTS (2.19%)
Home Depot, Inc.	3,300	95,040
Kingfisher Plc — ADR	12,000	63,124
Lowe’s Cos., Inc.	6,000	151,140

		309,304

TOTAL COMMON STOCKS (Cost $8,206,012)		9,679,681

INVESTMENT COMPANIES (7.44%)
DWS RREEF Real Estate Fund, Inc.	9,000	168,300
iShares Cohen & Steers Realty Majors Index Fund	3,000	256,740
iShares Dow Jones U.S. Real Estate Index Fund	3,200	220,416
LMP Real Estate Income Fund, Inc.	16,000	259,040
streetTRACKS Dow Jones Wilshire REIT ETF Fund	1,950	146,796

TOTAL INVESTMENT COMPANIES (Cost $872,069)		1,051,292

PREFERRED STOCKS (2.27%)
Fannie Mae Series O, 7.00%, Callable 6/30/08 @ $52.50	7,000	320,688

TOTAL PREFERRED STOCKS (Cost $398,160)		320,688

	Principal
BONDS (5.46%)
Centex Corp., 4.55%, 11/1/10	$150,000	136,125
Hanson Australia Funding, Ltd., 5.25%, 3/15/13	250,000	246,407
Hilton Hotels Corp., 7.20%, 12/15/09	200,000	193,932
Vornado Realty LP, 4.50%, 8/15/09	200,000	194,346

TOTAL BONDS (Cost $800,634)		770,810

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS — APRIL 30, 2008 (Unaudited)

	Shares	Value
ASSET BACKED SECURITIES (1.06%)
Greenpoint Manufactured Housing, 5.31%, 3/11/23 (a)	150,000	$150,000

TOTAL ASSET BACKED SECURITIES (Cost $150,000)		150,000

SHORT TERM INVESTMENTS (15.11%)
Fifth Third Bank Institutional Govt. Money Market Fund, 2.34% (a)	2,134,593	2,134,593

TOTAL SHORT TERM INVESTMENTS (Cost $2,134,593)		2,134,593

TOTAL INVESTMENTS (Cost $12,561,468) — (99.86%)		14,107,064
OTHER ASSETS IN EXCESS OF LIABILITIES — (0.14%)		19,479

NET ASSETS — (100.00%)		$14.126.543

(a)	Variable Rate Security. This rate reflected on Schedule of Investments is the rate in effect at April 30, 2008.

*	Non-income producing security.

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

GDR	Global Depositary Receipt
See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — APRIL 30, 2008 (Unaudited)

	Commonwealth			Commonwealth
	Australia/New	Commonwealth	Commonwealth	Real Estate
	Zealand Fund	Japan Fund	Global Fund	Securities Fund
ASSETS:
Investments, at value (Cost $31,081,663, $5,952,886, $18,479,762 and $12,561,468)	$39,578,231	$7,242,103	$24,824,581	$14,107,064
Foreign currency, at value (Cost $998,245, $13,947, $0 and $0)	992,328	13,833	—	—
Unrealized appreciation on forward foreign currency exchange contracts	11,678	—	—	—
Receivable for investments sold	12,208	—	979,388	—
Interest and dividends receivable	91,776	59,088	120,240	38,824
Receivable for shares of beneficial interest issued	1,400	7,840	1,550	1,000
Receivable from administrator	3,485	—	—	—
Prepaid expenses	27,393	9,571	19,134	14,473

Total Assets	40,718,499	7,332,435	25,944,893	14,161,361

LIABILITIES:
Payable to custodian	—	—	941,249	—
Payable for capital shares redeemed	10,146	—	—	—
Accrued expenses and other payables:
Investment advisory	24,261	4,352	15,316	8,619
Fund accounting	—	86	—	70
Administration	2,879	345	1,429	279
Legal	9,492	1,752	5,999	3,106
Audit	44,576	8,619	29,555	16,110
Distribution	7,764	1,467	8,857	2,611
Transfer agent	220	2,593	746	2,730
Custodian	2,862	648	1,812	426
Other	552	110	1,590	867

Total Liabilities	102,752	19,972	1,006,553	34,818

NET ASSETS:	$40,615,747	$7,312,463	$24,938,340	$14,126,543

NET ASSET VALUE, OFFERING PRICE & REDEMPTION (a) PRICE PER SHARE: (2,427,279, 2,139,231, 1,456,268 and 1,178,325 shares of beneficial interest outstanding, respectively, par value .01, unlimited shares authorized)	$16.73	$3.42	$17.12	$11.99

NET ASSETS CONSIST OF:
Paid-in Capital	$28,475,118	$6,234,771	$17,813,160	$12,468,736
Accumulated net investment income (loss)	(472,874)	(31,828)	4,771	60,007
Accumulated net realized gain (loss) from investment and foreign currency transactions	4,111,722	(177,471)	775,590	52,204
Net unrealized appreciation on investments and foreign currency transactions	8,501,781	1,286,991	6,344,819	1,545,596

NET ASSETS	$40,615,747	$7,312,463	$24,938,340	$14,126,543

(a)	Subject to certain exceptions, a 2% redemption fee is imposed upon shares redeemed within 7 calendar days or their purchase.
See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2008 (Unaudited)

	Commonwealth			Commonwealth
	Australia/New	Commonwealth	Commonwealth	Real Estate
	Zealand Fund	Japan Fund	Global Fund	Securities Fund
INVESTMENT INCOME:
Interest	$215,859	$13,375	$23,390	$30,848
Dividends	673,733	67,622	226,902	294,093
Dividends from affiliated mutual funds	—	—	25,628	—
Foreign tax withholding	(75,858)	(4,204)	(2,608)	—

Total Investment Income	813,734	76,793	273,312	324,941

EXPENSES:
Management fees	148,361	27,248	86,192	50,476
Legal fees	22,436	4,122	14,491	7,501
Administration fees	63,344	11,479	40,364	20,840
Accounting and transfer agent fees	52,011	26,160	16,773	14,319
Distribution fees	49,454	9,083	30,830	16,825
Custodian fees	9,931	1,811	33	812
Miscellaneous fees	66,099	11,848	42,941	21,699
Compliance service fees	18,684	3,399	12,250	6,314
Trustee fees and expenses	23,658	4,342	15,303	7,943
State registration and filing fees	12,504	8,160	9,364	8,800
Interest expense	6,830	969	—	—

Total Expenses	473,312	108,621	268,541	155,529

Net Investment Income (Loss)	340,422	(31,828)	4,771	169,412

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gains (losses) on investments, unaffiliated issuers	3,215,700	(80,489)	714,207	—
Net realized (losses) from option contracts	—	(31,305)	—	(14,120)
Realized gains distributions from affiliated mutual funds	—	—	61,385	—
Net realized gains on foreign currency transactions	795,000	2,795	—	—
Net change in unrealized appreciation (depreciation) on:
Investments, unaffiliated issuers	(7,493,687)	(694,836)	(3,214,359)	(1,418,412)
Option contracts written	—	—	—	11,520
Foreign currency translations	(169,568)	(2,068)	—	—

Net realized/unrealized gain (loss) from investments, options and foreign currency transactions	(3,652,555)	(805,903)	(2,438,767)	(1,421,012)

Net decrease in Net Assets resulting from operations	$(3,312,133)	$(837,731)	$(2,433,996)	$(1,251,600)

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended April 30, 2008 (Unaudited)

	Commonwealth Australia/		Commonwealth
	New Zealand Fund		Japan Fund
	Six Months		Six Months
	Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended
	2008	October 31,	2008	October 31,
	(Unaudited)	2007	(Unaudited)	2007
OPERATIONS:
Net investment income (loss)	$340,422	$419,066	$(31,828)	$(149,282)
Net realized gains (losses) on investments	3,215,700	3,208,520	(111,794)	(67,175)
Net realized gains from foreign currency transactions	795,000	99,166	2,795	4,656
Net change in unrealized appreciation/ depreciation on investments, options and foreign currency translations	(7,663,255)	7,300,747	(696,904)	274,281

Change in net assets resulting from operations	(3,312,133)	11,027,499	(837,731)	62,480

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,290,986)	(123,094)	—	—
Net realized gains	(3,092,171)	(4,575,607)	—	(1,128,869)

Change in net assets from distributions	(4,383,157)	(4,698,701)	—	(1,128,869)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,678,525	18,593,109	1,821,812	4,143,601
Dividends reinvested	3,767,395	3,702,152	—	524,182
Cost of shares redeemed (a)	(8,577,862)	(18,272,312)	(1,792,380)	(3,771,827)

Change in net assets resulting from capital transactions	2,868,058	4,022,949	29,432	895,956

Change in net assets	(4,827,232)	10,351,747	(808,299)	(170,433)

NET ASSETS:
Beginning of period	45,442,979	35,091,232	8,120,762	8,291,195

End of period	$40,615,747	$45,442,979	$7,312,463	$8,120,762

Accumulated net investment income (loss)	$(472,874)	$477,690	$(31,828)	$—

SHARE TRANSACTIONS:
Issued	469,337	1,011,611	541,433	1,042,600
Reinvested	218,526	221,421	—	137,943
Redeemed	(495,206)	(1,010,506)	(525,802)	(973,536)

Change in shares	192,657	222,526	15,631	207,007

(a)	Subject to certain exceptions, a 2% redemption fee is imposed upon shares redeemed within 7 calendar days of their purchase.
See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended April 30, 2008 (Unaudited) (continued)

	Commonwealth		Commonwealth Real
	Global Fund		Estate Securities Fund
	Six Months		Six Months
	Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended
	2008	October 31,	2008	October 31,
	(Unaudited)	2007	(Unaudited)	2007
OPERATIONS:
Net investment income	$4,771	$72,655	$169,412	$63,265
Net realized gains (losses) on investments	775,592	1,604,678	(14,120)	1,045,703
Net change in unrealized appreciation/ depreciation on investments	(3,214,359)	3,772,807	(1,406,892)	(851,548)

Change in net assets resulting from operations	(2,433,996)	5,450,140	(1,251,600)	257,420

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,055)	—	(109,405)	(93,720)
Net realized gains	(1,670,278)	(1,254,438)	(939,533)	(32,294)

Change in net assets from distributions	(1,677,333)	(1,254,438)	(1,048,938)	(126,014)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	645,947	2,409,256	513,326	1,126,674
Dividends reinvested	1,658,281	1,241,396	1,168,142	121,754
Cost of shares redeemed (a)	(2,295,113)	(2,330,763)	(291,065)	(921,521)

Change in net assets resulting from capital transactions	9,115	1,319,889	1,390,403	326,907

Change in net assets	(4,102,214)	5,515,591	(910,135)	458,313

NET ASSETS:
Beginning of period	29,040,554	23,524,963	15,036,678	14,578,365

End of period	$24,538,340	$29,040,554	$14,126,543	$15,036,678

Accumulated net investment income	$4,771	$7,055	$60,007	$—

SHARE TRANSACTIONS:
Issued	37,832	136,717	45,756	76,771
Reinvested	93,057	71,773	100,184	8,420
Redeemed	(128,710)	(132,493)	(25,481)	(63,841)

Change in shares	2,179	75,597	120,459	21,350

(a) Subject to certain exceptions, a 2% redemption fee is imposed upon shares redeemed within 7 calendar days of their purchase.
See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
FINANCIAL HIGHLIGHTS — APRIL 30, 2008 (Unaudited)
Selected data for a share outstanding throughout the years indicated.

	Six months
	ended		For the year	For the year		For the year		For the year		For the year
	4/30/08		ended	ended		ended		ended		ended
	(Unaudited)		10/31/07	10/31/06		10/31/05		10/31/04		10/31/03
Net Asset Value, Beginning of Period	$20.34		$17.44	$16.43		$16.39		$14.44		$10.39

Change in net assets from operations:
Net investment income	0.14		0.19	0.26		0.35		0.26		0.17
Net realized and unrealized gains (losses) on investments	(1.71)		5.00	1.98		1.41		2.11		3.88

Total from investment activities	(1.57)		5.19	2.24		1.76		2.37		4.05

Distributions from:
Net investment income	(0.60)		(0.06)	(0.48)		(0.48)		(0.21)		—
Net realized gains	(1.44)		(2.23)	(0.75)		(1.24)		(0.21)		—

Total Distributions	(2.04)		(2.29)	(1.23)		(1.72)		(0.42)		—

Net Asset Value, End of Period	$16.73		$20.34	$17.44		$16.43		$16.39		$14.44

Total return	(8.00	)%(a)	32.60%	14.58%		11.08%		16.70%		38.98%

Net assets at end of period (000’s)	$40,616		$45,443	$35,091		$52,980		$43,103		$33,036

Ratio/Supplemental Data:
Ratio of net expenses to average net assets	2.40	%(b)	2.55%	2.94	%(c)(d)	2.12	%(c)	2.10	%(c)	2.53%
Ratio of net investment income to average net assets	1.72	%(b)	1.03%	1.32	%(c)	2.29	%(c)	2.44	%(c)	1.87%
Portfolio turnover rate	10	%(a)	21%	20%		32%		55%		78%

(a)	Not annualized for periods of less than one year.

(b)	Annualized for periods of less than one year.

(c)	In accordance with a requirement of the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of “fees paid indirectly.” The ratios of expenses to average daily net assets and net investment income to average daily net assets, net of fees paid indirectly would have been 2.94% and 1.32%, respectively for the year ended October 31, 2006 and 2.12% and 2.29%, respectively for the year ended October 31, 2005 and 2.09% and 2.45%, respectively for the year ended October 31, 2004.

(d)	The reimbursement of certain interest costs by the advisor related to a SEC settlement on November 29, 2006 reduced the expense ratio by 0.01%.
See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH JAPAN FUND
FINANCIAL HIGHLIGHTS — APRIL 30, 2008 (Unaudited)
Selected data for a share outstanding throughout the years indicated.

	Six months
	ended		For the year	For the year		For the year		For the year		For the year
	4/30/08		ended	ended		ended		ended		ended
	(Unaudited)		10/31/07	10/31/06		10/31/05		10/31/04		10/31/03
Net Asset Value, Beginning of Period	$3.82		$4.33	$4.15		$3.61		$3.98		$3.37

Change in net assets from operations:
Net investment loss	(0.01)		(0.07)	(0.09)		(0.07)		(0.09)		(0.11)
Net realized and unrealized gains (losses) on investments	(0.39)		0.11	0.32		0.61		(0.28	)(e)	0.72

Total from investment activities	(0.40)		0.04	0.23		0.54		2.37		0.61

Distributions from:
Net realized gains from investments	—		(0.55)	(0.05)		—		—		—

Total Distributions	—		(0.55)	(0.05)		—		—		—

Net Asset Value, End of Period	$3.42		$3.82	$4.33		$4.15		$3.61		$3.98

Total return	(10.47	)%(a)	1.02%	5.60%		14.96%		(9.30)%		18.10%

Net assets at end of period (000’s)	$7,312		$8,121	$8,291		$8,395		$7,873		$7,079

Ratio/Supplemental Data:
Ratio of net expenses to average net assets	2.99	%(b)	3.19%	3.20	%(c)(d)	3.07	%(c)	3.13	%(c)	4.78%
Ratio of net investment loss to average net assets	(0.88	)%(b)	(1.78)%	(1.86	)%(c)	(1.57	)%(c)	(2.42	)%(c)	(3.89)%
Portfolio turnover rate	6	%(a)	2%	50%		47%		77%		28%

(a)	Not annualized for periods of less than one year.

(b)	Annualized for periods of less than one year.

(c)	In accordance with a requirement of the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of “fees paid indirectly.” The ratios of expenses to average daily net assets and net investment loss to average daily net assets, net of fees paid indirectly would have been 3.19% and (1.85)%, respectively for the year ended October 32, 2006 and 3.03% and (1.53)%, respectively for the year ended October 31, 2005 and 3.09% and (2.38)%, respectively for the year ended October 31, 2004.

(d)	The reimbursement of certain interest costs by the advisor related to a SEC settlement on November 29, 2006 reduced the expense ratio by 0.15%.

(e)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. Loss amount does not correlate to the aggregate of the net realized and unrealized gain and loss items in the statement of operations for the year ended October 31, 2004, which netted to a gain, primarily because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’ s portfolio.
See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH GLOBAL FUND
FINANCIAL HIGHLIGHTS — APRIL 30, 2008 (Unaudited)
Selected data for a share outstanding throughout the periods indicated.

	Six months									For the
	ended		For the year	For the year		For the year		For the year		period
	4/30/08		ended	ended		ended		ended		ended
	(Unaudited)		10/31/07	10/31/06		10/31/05		10/31/04		10/31/2003*
Net Asset Value, Beginning of Period	$19.97		$17.07	$15.06		$13.89		$11.99		$10.00

Change in net assets from operations:
Net investment income (loss)	—	(e)	0.04	(0.09)		(0.01)		(0.08)		(0.14)
Net realized and unrealized gains (losses) on investments	(1.66)		3.77	2.47		1.63		1.98		2.13

Total from investment activities	(1.66)		3.81	2.38		1.62		1.90		1.99

Distributions from:
Net investment income	(0.01)		—	—		—		—		—
Net realized gains	(1.18)		(0.91)	(0.37)		(0.45)		—		—

Total Distributions	(1.19)		(0.91)	(0.37)		(0.45)		—		—

Net Asset Value, End of Period	$17.12		$19.97	$17.07		$15.06		$13.89		$11.99

Total return	(8.56	)%(a)	23.13%	16.04%		11.68%		15.85%		19.90	%(d)

Net assets at end of period (000’s)	$24,938		$29,041	$23,525		$20,356		$14,969		$9,418

Ratio/Supplemental Data:
Ratio of net expenses to average net assets	2.11	%(b)	2.34%	2.72	%(c)	2.38	%(c)	2.45	%(c)	4.62	%(b)
Ratio of net investment income (loss) to average net assets	0.04	%(b)	0.27%	(0.55	)%(c)	(0.15	)%(c)	(0.76	)%(c)	(2.96	)%(b)
Portfolio turnover rate	3	%(a)	12%	36%		33%		44%		78%

*	The Commonwealth Global Fund commenced operations on December 3, 2002.

(a)	Not annualized for period of less than one year.

(b)	Annualized for period of less than one year.

(c)	In accordance with a requirement of the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of “fees paid indirectly.” The ratio of expenses to average daily net assets and net investment loss to average daily net assets, net of fees paid indirectly would have been 2.72% and (0.55)%, respectively for the year ended October 31, 2006 and 2.33% and (0.10)%, respectively for the year ended October 31, 2005 and 2.40% and (0.71)%, respectively for the year ended October 31, 2004.

(d)	Aggregate total return, not annualized.

(e)	Value is less than $0.005.
See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
COMMONWEALTH REAL ESTATE SECURITIES FUND
FINANCIAL HIGHLIGHTS — APRIL 30, 2008 (Unaudited)
Selected data for a share outstanding throughout the periods indicated.

	Six months							For the
	ended		For the year	For the year		For the year		period
	4/30/08		ended	ended		ended		ended
	(Unaudited)		10/31/07	10/31/06		10/31/05		10/31/2004**
Net Asset Value, Beginning of Period	$14.21		$14.06	$11.85		$10.54		$10.00

Change in net assets from operations:
Net investment income	0.14		0.06	0.04		0.11		0.02
Net realized and unrealized gains (losses) on investments	(1.24)		0.21	2.28		1.28		0.52

Total from investment activities	(1.10)		0.27	2.32		1.39		0.54

Distributions from:
Net investment income	(0.10)		(0.09)	(0.11)		(0.07)		—
Net realized gains	(1.02)		(0.03)	—	(c)	(0.01)		—

Total Distributions	(1.12)		(0.12)	(0.11)		(0.08)		—

Net Asset Value, End of Period	$11.99		$14.21	$14.06		$11.85		$10.54

Total return	(7.46	)%(a)	1.91%	19.74%		13.11%		5.40	%(e)

Net assets at end of period (000’s)	$14,127		$15,037	$14,578		$12,490		$6,645

Ratio/Supplemental Data:
Ratio of net expenses to average net assets	2.31	%(b)	2.49%	2.87	%(d)	2.66	%(d)	3.45	%(b)(d)
Ratio of net investment income to average net assets	2.52	%(b)	0.41%	0.29	%(d)	0.93	%(d)	0.33	%(b)(d)
Portfolio turnover rate	—	(a)	20%	8%		5%		3%

**	The Commonwealth Real Estate Securities Fund commenced operations on January 5, 2004.

(a)	Not annualized for periods of less than one year.

(b)	Annualized for periods of less than one year.

(c)	Value is less than $0.005.

(d)	In accordance with a requirement of the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of “fees paid indirectly.” The ratios of expenses to average daily net assets and net investment income to average daily net assets, net of fees paid indirectly would have been 2.86% and 0.30%, respectively for the year ended October 31, 2006 and 2.62% and 0.97%, respectively for the year ended October 31, 2005 and 3.40% and 0.38%, respectively for the year ended October 31, 2004.

(e)	Aggregate total return, not annualized.
See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — April 30, 2008 (Unaudited)
Note 1 — Organization
Commonwealth International Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Trust currently consists of four diversified series: the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Securities Fund”) (each a “Fund” and collectively the “Funds”).
Note 2 — Investment Objectives
Each Fund’s investment objective is to provide long-term capital appreciation and current income. Under normal conditions, at least 80% of each Fund’s total assets will be invested in the country or asset class specified in its name.
The Australia/New Zealand Fund invests primarily in equity securities, including common stock, preferred stock, securities convertible into common stock, debt securities denominated in the Australian or New Zealand currency and securities of Australia/New Zealand issuers. Australian/New Zealand issuers include: issuers that are organized under Australian or New Zealand law; issuers that are listed on the Australian and/or New Zealand stock exchanges regardless of the country in which the issuer is organized; issuers that derive 50% or more of their total revenue from goods and/or services produced or sold in Australia and/or New Zealand; and Australian and/or New Zealand central and local government entities.
The Japan Fund invests primarily in equity securities, including common stock, preferred stock, securities convertible into common stock, debt securities denominated in Yen and securities of Japanese issuers. Japanese issuers include issuers that are organized under Japanese law; issuers that are listed on one or more of the Japanese stock exchanges regardless of the country in which the issuer is organized; issuers that derive 50% or more of their total revenue from goods and/or services produced or sold in Japan; and Japanese central and local government entities.
The Global Fund invests primarily in U.S. and foreign equity securities, including common stock, preferred stock, securities convertible into common stock and debt securities. Although the Fund can invest in companies of any size and from any country, it generally focuses on established companies in countries with developed economies.
The Real Estate Securities Fund invests primarily in equity securities, including common stock, preferred stock, securities convertible into common stock and debt securities of companies in real estate industries, which may include real estate investment trusts (REITs), publicly traded real estate development companies, real estate management companies, building supply companies, timber companies, real property holdings and other publicly-traded companies involved in real estate related activities and industries. The Fund’s investments normally will be allocated among a number of companies representing diverse investment policies and real property holdings. Consistent with the Fund’s investment objective, certain securities will be selected for high current return, while others will be chosen for long-term capital appreciation potential.
Note 3 — Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A) Valuation of Securities — Each Fund’s assets are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, at the last current bid quotation. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Generally, debt instruments with maturities of less than 60 days (short-term debt) are valued at amortized cost. Investments in open-end investment companies are valued at net asset value. If a Fund determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees. Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby fair value prices provided by a pricing service will be utilized if certain conditions are met. For the period ended April 30, 2008, there were several instances where these conditions were met, and as a result foreign securities in the Australia/New Zealand Fund and the Japan Fund were valued at fair value.
B) Accounting Pronouncements — Effective April 30, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), Accounting for the Uncertainty of Income Taxes. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course

COMMONWEALTH INTERNATIONAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — April 30, 2008 (Unaudited) (Continued)
of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Funds’ financial statements as of April 30, 2008. The adoption of FIN 48 requires ongoing monitoring and analysis. Future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.
In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund does not believe the adoption of SFAS 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on each Fund’s financial statements and related disclosures.
C) Currency Translation — For purposes of determining a Fund’s net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. Dollar values at the prevailing market rate on each U.S. business day. The cost of securities is determined by using an exchange rate provided by an independent third party. Income is translated at approximate rates prevailing when accrued. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.
D) Accounting for Investments — Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on bonds purchased are amortized over the life of the bonds. Interest income and estimated expenses are accrued daily.
E) Federal Income Taxes — No provision has been made for Federal income taxes because it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and realized capital gains to relieve it from all, or substantially all, such taxes.
Dividends or interest on foreign securities may be subject to the withholding of the country of domicile’s income tax by tax treaty provisions or otherwise. Generally, there are no foreign taxes applicable to the Funds’ capital gains realized on foreign securities in their country of domicile.
F) Distributions to Shareholders — The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, short-term gains and capital loss carryovers.
G) Option Accounting Principles — When a Fund sells an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is purchased (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the liability related to such option contract is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.
When a Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the

COMMONWEALTH INTERNATIONAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — April 30, 2008 (Unaudited) (Continued)
procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.
H) Forward Currency Contracts — Forward currency transactions may be undertaken to hedge against possible variations in the foreign exchange rates between the United States Dollar and foreign currencies. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.
At April 30, 2008, the Australia/New Zealand Fund had outstanding forward currency contracts to sell foreign currency against United States dollars as follows:

Foreign Currency	Currency	Value at Settlement	Current Value at	Unrealized
Sale Contract	Amount	Date Payable	April 30, 2008	Appreciation

New Zealand Dollar
Settlement date 12/30/08	NZD 1,500,000	$1,138,500	$1,126,822	$11,678

I) Repurchase Agreements — In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian bank takes possession of the underlying collateral securities, the fair value of which must be equal to the principal amount of the repurchase agreement including accrued interest throughout the term of the repurchase agreement. If the seller defaults and the fair value of the collateral declines, realization of the collateral value by the Funds may be delayed or limited.
J) Use of Estimates — The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results can be expected to differ from those estimates.
Note 4 — Related Party Transactions
A) Investment Adviser — The Trust, on behalf of each Fund, has retained FCA Corp (“FCA”) as the Funds’ investment adviser. Under each Funds’ Investment Advisory Agreement, FCA is paid a monthly fee based on the average daily net assets at the annual rate of 0.75%. Certain officers of the Trust are also officers of FCA.
B) Administration, Fund Accounting and Transfer Agent — Citi Fund Services Ohio, Inc. (“CFSO”), who serves as the Trust’s administrator, fund accountant and transfer agent, is a wholly-owned subsidiary of Citibank N A. (“Citi”). An officer of the Trust also is an employee of CFSO, but is paid no fees directly by the Funds for serving as an officer of the Trust. Under the Master Services Agreement with the Trust, CFSO is entitled to receive an annual fee calculated at a tiered rate based upon the average daily net assets of the Funds subject to annual minimum fees. The amounts charged to the Funds for the services provided by CFSO are reported within the Statement of Operations.
Under a Compliance Services Agreement between the Trust and CFSO, CFSO also provides infrastructure and support in implementing the written policies and procedures compromising the Funds’ compliance program, including support services to the Trust’s chief compliance officer. For the services provided under the Compliance Services Agreement, the Funds pay CFSO an annual fee of $40,000.
C) Distribution — The Trust has retained Foreside Distribution Services, L.P. (“Foreside”), a wholly-owned subsidiary of Foreside Financial Group, LLC, to serve as principal underwriter for the shares of each Fund of the Trust, pursuant to a Distribution Agreement between Foreside and the Trust. For its services, Foreside receives an annual fee of $20,000. Foreside is not affiliated with Citi, CFSO or FCA.
Each Fund has adopted a Service and Distribution Plan (each a “Plan”) pursuant to Rule 12b-l under the Act, whereby up to 0.35% of the Fund’s assets may be used to reimburse the Distributor for costs and expenses incurred in connection with the distribution and marketing of shares of the Fund and the servicing of Fund shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses,

COMMONWEALTH INTERNATIONAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — April 30, 2008 (Unaudited) (Continued)
marketing literature, and costs of personnel involved with the promotion and distribution of the Fund’s shares. These amounts are disclosed on the Statement of Operations under Distribution fees.
Note 5 — Investments in Affiliates
The Global Fund invests a portion of its assets in the Australia/New Zealand Fund and the Japan Fund. The Funds are considered to be affiliated under the Act because they have the same investment adviser. When computing both the advisory fee and the Rule 12b-1 fee for the Global Fund, average daily net assets are reduced by Fund assets invested in the Australia/New Zealand Fund and the Japan Fund. Details of the Global Fund’s holdings in the Australia/New Zealand and Japan Funds and related transactions during the period ended April 30, 2008 appear below:

	Beginning shares	Purchases	Sales	Ending Shares	Dividend Income*	Market Value

Australia/New Zealand Fund	42,777	5,047	47,824	—	$25,628	$—
Japan Fund	42,405	—	42,405	—	—	—

Totals					$25,628	—

* Dividends received were reinvested into the Australia/New Zealand Fund. The Global Fund received 5,047 shares of the Australia/New Zealand Fund from the reinvested dividends, including capital gains distributions.
Note 6 — Purchases and Sales of Securities
Purchases and sales of investment securities (excluding short-term securities) by the Funds for the period ended April 30, 2008 were as follows:

	Purchases	Sales

Australia/New Zealand Fund	$3,846,616	$8,688,732
Japan Fund	464,993	469,443
Global Fund	712,758	2,679,183
Real Estate Securities Fund	—	430,000
Note 7 — Tax Matters
The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. As of October 31, 2007, the Funds’ most recent fiscal year end, the components of distributable earnings on a tax basis for the Funds were as follows:

	Undistributed	Undistributed Long-	Accumulated Capital	Unrealized	Distributable
	Ordinary Income	Term Capital Gains	and Other Losses	Appreciation	Earnings

Australia/New Zealand Fund	$1,493,704	$2,972,878	$—	$15,369,337	$19,835,919
Japan Fund	—	—	(68,472)	1,983,895	1,915,423
Global Fund	19,811	1,670,276	—	9,546,422	11,236,509
Real Estate Securities Fund	135,591	870,266	—	2,952,488	3,958,345
The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. The difference between book basis undistributed net investment income and tax basis undistributed ordinary net investment income is attributable primarily to differing book/tax treatment of short term capital gains, mark to market of passive foreign investment companies, forward currency contract mark to market, and income accruals surrounding certain debt structured instruments.
As of October 31, 2007, the Funds had the following loss deferrals available for federal income tax purposes:

Deferred for Tax Purposes

Australia/New Zealand Fund	$10,089
Japan Fund	—
Global Fund	—
Real Estate Securities Fund	—

COMMONWEALTH INTERNATIONAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — April 30, 2008 (Unaudited) (Continued)
The losses deferred for tax purposes consist of losses deferred on wash sales.
For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation and net unrealized appreciation/ (depreciation) of investments at April 30, 2008 for each Fund were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation

Australia/New Zealand Fund	$31,798,484	$9,954,709	$(2,175,611)	$7,779,098
Japan Fund	5,952,886	1,946,732	(659,741)	1,286,991
Global Fund	18,492,518	7,262,824	(930,760)	6,332,064
Real Estate Securities Fund	12,561,468	2,362,986	(817,390)	1,545,596
The tax character of distributions paid for the year ended October 31, 2007 and the year ended October 31, 2006 were as follows:

	Year ended October 31, 2007
	Ordinary Income	Long Term Capital Gains	Tax Return of Capital	Total Distributions Paid

Australia/New Zealand Fund	$946,630	$3,752,071	$—	$4,698,701
Japan Fund	217,021	902,982	8,866	1,128,869
Global Fund	84,742	1,169,696	—	1,254,438
Real Estate Securities Fund	93,720	32,294	—	126,014

	Year ended October 31, 2006
	Ordinary Income	Long Term Capital Gains	Total Distributions Paid

Australia/New Zealand Fund	$1,815,919	$1,960,068	$3,775,987
Japan Fund	—	121,620	121,620
Global Fund	22,634	472,447	495,081
Real Estate Securities Fund	110,782	9,214	119,996
Note 8 — Revolving Credit Agreement
The Trust has entered into a Revolving Credit Agreement with Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the Bank makes available to the Trust, a line of credit facility under which the Bank may make loans to the Trust on behalf of the Funds from time to time in an amount up to $10,000,000 as a temporary measure for extraordinary or emergency purposes based on instructions received from an authorized representative of the Trust. The Trust shall not at any time incur borrowings with respect to the Funds such that the aggregate loans then outstanding under the line of credit facility would exceed $10,000,000. Such borrowings are also limited by the Act, which permits a Fund to borrow for temporary purposes only in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed. Each Fund is also permitted, consistent with the Act, to borrow, and pledge its shares to secure such borrowings, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by the Fund from a bank. Any principal balance outstanding shall bear interest at the Federal Funds Rate in effect at that time plus 1.50%. There were no loans outstanding for the Funds as of April 30, 2008.
The average amount of borrowings and the average interest rate on those borrowings by the Trust during the period ended April 30, 2008 were as follows:

	Average Principal	Average Interest Rate

Australia/New Zealand Fund	$163,504	5.66%
Japan Fund	31,256	4.16%
Global Fund	197	3.68%

COMMONWEALTH INTERNATIONAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — April 30, 2008 (Unaudited) (Continued)
Note 9 — Contractual Obligations
In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. However, based on experience, the Funds consider the risk of loss from such potential claims to be remote.
Note 10 — Concentration of Market Risk
The Commonwealth Australia/New Zealand Fund has a majority of its investments in securities issued by Australian and New Zealand issuers and the Commonwealth Japan Fund invests exclusively in securities of Japanese issuers. Investing in companies from specific geographic regions, such as Australia, New Zealand or Japan, may pose additional risks inherent to a region’s economic and political situation. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, many of the investments in Australia, New Zealand or Japan are denominated in foreign currencies. As a result, changes in the values of these currencies compared to the U.S. Dollar may affect (positively or negatively) the value of the Funds’ investments. These events may happen separately from, and in response to, events that do not otherwise affect the values of the securities in the issuers’ home countries.
A large portion of investments held by the Commonwealth Real Estate Securities Fund are considered investments in the real estate sector of the market. Investing in a single market sector may be riskier than investing in a variety of market sectors.

COMMONWEALTH INTERNATIONAL SERIES TRUST
ADDITIONAL INFORMATION — April 30, 2008 (Unaudited)
Table of Shareholder Expenses
As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution fees and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Funds and to compare these cost with the ongoing cost of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 through April 30, 2008.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/07	4/30/08	11/1/07 - 4/30/08	11/1/07 - 4/30/08

Australia/New Zealand Fund	$1,000.00	$920.00	$11.46	2.40%
Japan Fund	1,000.00	895.30	14.09	2.99%
Global Fund	1,000.00	914.40	10.04	2.11%
Real Estate Securities Fund	1,000.00	925.40	11.06	2.31%
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/07	4/30/08	11/1/07 - 4/30/08	11/1/07 - 4/30/08

Australia/New Zealand Fund	$1,000.00	$1,012.93	$12.01	2.40%
Japan Fund	1,000.00	1,010.00	14.94	2.99%
Global Fund	1,000.00	1,014.37	10.57	2.11%
Real Estate Securities Fund	1,000.00	1,013.38	11.56	2.31%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
Please note that the expenses shown in the tables above are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COMMONWEALTH INTERNATIONAL SERIES TRUST
ADDITIONAL INFORMATION — April 30, 2008 (Unaudited) (Continued)
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 800-SEC-0330.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888-345-1898, and on the Commissions website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 888-345-1898, and on the Commission’s website at http://www.sec.gov.

COMMONWEALTH INTERNATIONAL SERIES TRUST
APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORY AGREEMENTS
April 30, 2008 (Unaudited)
FCA Corp (the “Advisor”) supervises the investments of the following series portfolios (each may be referred to herein as a “Fund” or collectively as the “Funds”) of the Commonwealth International Series Trust (the “Trust”): the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Commonwealth Japan Fund (the “Japan Fund”), The Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Fund”) pursuant to Investment Advisory Agreements (each an “Agreement” and collectively, the “Agreements”) between the Advisor and the Trust with respect to each Fund. At the quarterly meeting of the Board of Trustees (the “Board”) of the Trust that was held on March 12, 2008, the Trustees, including a majority of the trustees who are not parties to the Agreements or interested persons of any party to any of the Agreements (the “Independent Trustees”), unanimously approved the renewal of the Investment Advisory Agreements for another one year term.
In considering whether to approve the renewal of the Investment Advisory Agreements, the Trustees considered factors that they deemed reasonable, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Funds; (iii) the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.
In assessing the factors described above and reaching its decision, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented at a special executive session of the Independent Trustees held on March 5, 2008. The Board, acting directly or through its committees, requested and was been provided with information and reports relevant to the annual renewal of the Agreements, including: (i) reports regarding the services and support provided to the Funds and their shareholders by the Advisor; (ii) quarterly assessments of the investment performance of the Funds by personnel of the Advisor; (iii) commentary on the reasons for the performance; (iv) presentations by the Funds’ portfolio managers addressing the Advisor’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Funds and the Advisor; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Advisor; (vii) information on relevant developments in the mutual fund industry and how the Funds and/or the Advisor are responding to them; and (viii) a memorandum from the Trust’s outside legal counsel, Husch Blackwell Sanders, LLP, that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board of Trustees in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Advisor, including financial information, a description of personnel and the services provided to each Fund, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Funds; (iii) the anticipated effect of growth and size on the Funds’ performance and expenses; and (iv) benefits to be realized by the Advisor from its relationship with the Funds.
Provided below is an overview of the factors the Board considered at its Meeting. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreements and each Trustee may have afforded different weight to the various factors.
1. Nature, Extent and Quality of the Services Provided by the Advisor.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreements. The Trustees reviewed the services being provided by the Advisor to the Funds including, without limitation: the quality of its investment advisory services since each Fund’s inception (including research and recommendations with respect to portfolio securities); its process for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for ensuring compliance with regulatory requirements; its coordination of services for the Funds among the service providers and the Independent Trustees; and its efforts to promote the Funds and grow each Fund’s assets. The Trustees noted the Advisor’s continuity of, and commitment to retain, qualified personnel and the Advisor’s commitment to maintain and enhance its resources and systems; the Advisor’s creativity in responding to difficult situations; the commitment of the Advisor’s personnel to finding alternatives

COMMONWEALTH INTERNATIONAL SERIES TRUST
APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORY AGREEMENTS
April 30, 2008 (Unaudited) (Continued)
and options that allow the Funds to maintain their goals; and the Advisor’s continued cooperation with the independent Trustees, the Chief Compliance Officer and legal counsel for the Funds. The Trustees noted that several of the officers of the Trust, including the principal executive officer and president for the Trust were employees of the Advisor, and they served the Trust without additional compensation. After reviewing the foregoing information, the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Funds.
2. Investment Performance of the Funds and the Advisor.
In considering the investment performance of the Funds and the Advisor, the Trustees compared the short and long-term performance of each Fund with the performance of funds with similar objectives managed by other investment advisors, as well as with aggregated peer group data (e.g., Morningstar peer group data). The Trustees also considered the consistency of the Advisor’s management of the Funds with the investment objectives and policies. With respect to the Australia/New Zealand Fund, the Trustees indicated their belief that the investment strategy of that Fund made it difficult to compare the investment performance of that Fund to other mutual funds. The Trustees considered that the Advisor did not have other accounts that were managed in a manner similar to any of the Funds. The Trustees noted that there were no other mutual funds that they were able to identify that had the same investment objective and strategies as the Australia/New Zealand Fund. Nonetheless, the Trustees noted the overall positive performance that the Fund had generally experienced on a short and long-term basis. With respect to the Japan Fund, the Trustees noted that the performance of that Fund was generally comparable to other mutual funds in its category on a short-term basis, but that the Fund had generally underperformed its peers during longer measurement periods. The Trustees expressed the view that it was important to continue monitoring the long-term performance of the Fund. With respect to the Global Fund, the Trustees noted that the Fund had generally performed at levels that were comparable to or greater than its peers and its benchmark. Finally, with respect to the Real Estate Fund, the Trustees noted that the Fund’s performance in the short-term was generally comparable to that of its peers and its index during the short time that the Fund has been in existence. After reviewing and discussing the short and long-term investment performance of the Funds further, the Advisor’s experience managing the Funds, the Advisor’s historical investment performance, and other relevant factors, the Board concluded, in light of the foregoing factors, that the investment performance of the Funds and the Advisor was satisfactory.
3. Costs of the Services to be Provided and Profits to be Realized by the Advisor.
In considering the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Funds, the Trustees considered: (1) the Advisor’s financial condition and the level of commitment to the Funds and the Advisor by the principals of the Advisor; (2) the asset level of the Funds; (3) the overall expenses of the Funds; and (4) the nature and frequency of advisory fee payments. The Trustees also considered: the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel, and the Advisor’s compliance policies and procedures. The Trustees reviewed information provided by the Advisor regarding its profits associated with managing the Funds. The Trustees also considered potential benefits for the Advisor in managing the Funds, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Funds, and the potential for the Advisor to generate soft dollars from certain of the Funds’ trades that may benefit the Advisor’s other clients as well. The Trustees then compared the fees and expenses of the Funds (including the management fee) to other comparable mutual funds. The Trustees noted that while the Funds’ advisory fees were in line with other funds, the Funds’ total expenses were above the expense levels of the other funds. The Trustees noted that the generally small asset levels of the Funds, coupled with recent transition costs limited meaningful comparisons with other funds. The Trustees concluded that given the very small asset levels of the Funds, it would be difficult for any advisor to operate the Funds at average cost levels and that the Advisor had put forth significant and reasonable efforts to control the operating expenses of the Funds. The Trustees noted the Advisor’s efforts to manage the expenses of the Funds by, among other things, making recommendations, which were approved by the Board, for new service providers. The Board concluded that although Fund expenses were higher than peer averages, such expenses were justified and unavoidable given the complex regulatory requirements, the unique composition of the Funds, the transition to new service providers and most importantly, the relatively small levels of assets in each of the Funds. Based on the foregoing, the Board concluded that the fees to be paid to the Advisor by the Funds and the profits to be realized by the Advisor, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

COMMONWEALTH INTERNATIONAL SERIES TRUST
APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORY AGREEMENTS
April 30, 2008 (Unaudited) (Continued)
4. Economies of Scale.
The Board next considered the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors. The Trustees noted that while the management fee for the Funds would remain the same at all asset levels, the Funds’ shareholders would benefit from economies of scale under the Funds’ agreements with service providers other than the Advisor once applicable asset levels were attained by the Funds. In light of its ongoing consideration of the Funds’ asset levels, expectations for growth in the Funds, and fee levels, the Board determined that the Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.
5. Advisor’s Practices Regarding Brokerage and Portfolio Transactions.
In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s practice for seeking best execution for each Fund’s portfolio transactions. The Trustees also considered the portfolio turnover rate for the Funds, and they assessed the Advisor’s practices with respect to allocating portfolio business to broker-dealers who provide research, statistical, or other services - this latter assessment included consideration of whether the higher rates are reasonable in relation to the value of the services provided. The Trustees considered the process by which evaluations are made of the overall reasonableness of commissions paid and the method and basis for selecting and evaluating the broker-dealers used by the Advisor. The Trustees noted that in selecting broker-dealers to execute portfolio transactions, the Advisor considers a variety of factors including, among others, the firm’s reliability, the quality of execution services on a continuing basis and its financial condition. The Trustees also considered the extent to which the foregoing services benefit other accounts, if any, advised by the Advisor; the extent to which such services enable the Advisor to avoid expenses that it otherwise would be required to bear under the Agreements with the Funds; and the alternatives to “paying up for research” (e.g., paying for research with cash, enlarging the investment staff, etc.). After further review and discussion, the Board determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.
6. Advisor’s Practices Regarding Possible Conflicts of Interest.
In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Funds; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the Funds and/or the Advisor’s other accounts; and the substance and administration of the Advisor’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to the Advisor’s potential conflicts of interest. Based on the foregoing, the Board indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.
Based upon all of the foregoing considerations, the Board, including a majority of the Independent Trustees, approved the renewal of the Investment Advisory Agreements for the Funds.

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Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)	Not applicable.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Commonwealth International Series Trust

By (Signature and Title)	/s/ Robert W. Scharar Robert W. Scharar, President
Date: July 8, 2008
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert W. Scharar Robert W. Scharar, President
Date: July 8, 2008

By (Signature and Title)	/s/ Robert W. Silva Robert W. Silva, Treasurer
Date: July 8, 2008